JPMorgan US Sustainable Leaders Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.69%	12.73%	11.54%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	23.65%	13.38%	11.70%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	25.58%	14.23%	12.42%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.35%	13.72%	11.50%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.30%	11.31%	10.00%